Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2013 serviceprovider	Dec. 31, 2012 serviceprovider	Dec. 31, 2011 serviceprovider
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	13	11	12
Service providers providing 10% or more of the Company's requirements	3	2	3
Concentration risk (as a percent)	91.90%	82.10%	86.60%
Requirement for telecommunications services | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of customers	1
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Accounts receivable | Major Customers | Customer A
Concentrations and Risks
Concentration risk (as a percent)	10.04%
Accounts receivable | Major Customers | Maximum | Customer A
Concentrations and Risks
Concentration risk (as a percent)		10.00%
Total revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Self-developed Massively Multi-player Online Role-playing Games
Concentrations and Risks
Concentration risk (as a percent)	90.60%	93.70%	94.50%
Short-term Investments | Credit risk | Equal to or more than
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	3.30%
Short-term Investments | Credit risk | Maximum
Concentrations and Risks
Maturity period, maximum	12 months
Effective yields of held-to-maturity investments and other short-term investments	7.00%